UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: December 31, 2009

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-422-7290
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 February 19, 2010

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 33

FORM 13F INFORMATION TABLE VALUE TOTAL: $125,812,962.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE

AMERIGROUP CORP                NOTE 2.00% 5/12  03073TAB8       5293750.         5500           S                None
APOLLO INVESTMENT CORP         COM              03761U106        763200.        80000           S               80000
BANK OF AMERICA                COM              060505104       2238000.       150000           S              150000
CAPITAL ONE FINANCIAL          WTS              014040H13        592650.        45000           S                None
CHESAPEAKE ENERGY              COM              165167107       7040000.        80000           S               80000
COINSTAR INC                   NOTE 4.00% 9/14  19259PAF9       4020000.         4000           S                None
CUBIST PHARMACEUTICALS         NOTE 2.25% 6/13  229678AC1       4241250.         4500           S                None
ENZON PHARMACEUTICAL INC       NOTE 4.00% 6/13  293904AE8       9361406.         7925           S                None
EURONET WORLDWIDE INC          NOTE 3.50% 10/25 298736AF6       4706250.         5000           S                None
FORD MOTOR CO                  NOTE 4.25%12/36  345370CF5       3798750.         3000           S                None
FORD MOTOR CO                  NOTE 4.25%11/16  345370CN8      10120000.         8000           S                None
FORD MOTOR CO CAP TR           COM              345395206       9980000.       250000           S              250000
GENERAL CABLE CORP             NOTE .875% 11/13 369300AD0       2643900.         3000           S                None
GOODRICH PETROLEUM             COM              382410405       4653160.       100000           S              100000
GSI COMMERCE                   NOTE 2.50% 6/27  36238GAD4       5331250.         5000           S                None
HORNBECK OFFSHORE              NOTE 1.625%11/26 440543AE6       6860000.         8000           S                None
INTERPUBLIC GROUP              COM              460690100       3730442.         5000           S                5000
JETBLUE AIRWAYS                COM              477143101        272500.        50000           S               50000
LEAR CORP                      COM              521865204       7617414.       112617           S              112617
MANNKIND CORP                  COM              56400P201        201480.        23000           S               23000
MICRON TECHNOLOGY              NOTE 1.875%6/14  595112AH6      11043750.        11400           S                None
MOLINA HEALTHCARE              NOTE 3.75%10/14  60855RAA8       7381500.         8400           S                None
NASH FINCH CO                  NOTE 1.63% 3/35  631158AD4       4550000.        10000           S                None
NORTHWEST BANCSHARES           COM              667340103        225400.        20000           S               20000
SESI LLC                       NOTE 1.5% 12/26  78412FAH7      10761885.        11666           S                None
SPDR GOLD TRUST                COM              78463V107       3219300.        30000           S               30000
TTM TECHNOLOGIES               NOTE 3.25% 5/15  87305RAC3       3000000.         3000           S                None
TEVA PHARMACEUTICALS           NOTE 0.25% 2/24  88164RAB3       8113000.         5000           S                None
TRICO MARINE SERVICES          NOTE 3.00% 1/27  896106AQ4       3000000.         5000           S                None
UAL CORP                       NOTE 4.50% 6/21  902549AH7       8875000.        10000           S                None
UNITED RENTALS INC             NOTE 4.00% 11/15 911363AL3       7992281.         7065           S                None
UNITED STATES OIL FUND         COM              91232N108       2553200.        65000           S               65000
VIROPHARM INC                  NOTE 2.00% 3/15  928241AH1       3687500.         5000           S                None


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